Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from one to 34 months and are renewable upon negotiation. Rental expenses were $7,783,909, $7,669,866 and $8,601,039, for the years ended December 31, 2012, 2013 and 2014, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2014 were as follows:

Year Ended December 31	Amount
$
2015	9,752,033
2016	8,595,362
2017	6,581,917
2018	2,908,714
2019	719,066
Then thereafter	538,552
Total	29,095,644

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.